Shareholder's Equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholder's Equity
Schedule of changes in number of shares in share capital
	Class A Shares (units)	Class B Shares (units)	Total
December 31, 2021	18,957,758	64,436,093	83,393,851
Remuneration
ILP exercised	184,117	-	184,117
Premium recognized	71,919	-	71,919
December 31, 2022	19,213,794	64,436,093	83,649,887

Schedule of Company’s shareholders
	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	18,213,794	-	18,213,794
Treasury shares (Note 24d)	1,000,000	-	1,000,000
Total (%)	23%	77%	83,649,887

Schedule of earning per share
	December 31, 2022	December 31, 2021	December 31, 2020
Loss Attributable to Shareholder´s	(54,573)	(118,754)	(45,649)
Weighted average number of ordinary shares outstanding (thousands) (i)	83,651	82,254	83,012
Basic earning (loss) per share - R$	(0.65)	(1.44)	(0.55)
Diluted earning (loss) per share - R$	(0.65)	(1.44)	(0.55)

(i)	The Company has not changed its number of voting rights since the IPO on July 31, 2020.